SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Remaining performance obligations	$ 4,900,000		$ 4,900,000		$ 3,100,000
Remaining performance obligations percentage	100.00%		100.00%		100.00%
Unrealized gain in fair value of short-term investments					$ 1,662	$ (1,662)
Marketable securities					10,114	55,217
Allowance for doubtful accounts	$ 1,478,000		$ 1,478,000		1,470,868	1,227,136
Inventory valuation reserves	448,360		448,360		448,360	429,050
Development of software applications					1,540,121	0
Amortization of capitalized software	334,054	$ 119,453	434,054	$ 137,916	224,648	0
Advertising and marketing expense					$ 736,744	395,941
Lease agreements with remaining terms					The Company has two lease agreements with remaining terms of 3.4 years and 11 months
Deferred revenue					$ 1,704,224		$ 575,000
Inventory write down					0	721,000
Royalty expense	$ 138,695	$ 223,150	$ 364,015	$ 553,038	$ 706,214	$ 709,640
Minimum [Member]
Property, Plant and Equipment [Line Items]
Royalty expense percentage					20.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Royalty expense percentage					30.00%